Bonds and financing - Vasta Platform (Successor) (Details 3) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$) item
Bonds, 5th Issuance, Series 1
Bonds and financing
First payment after	60 months
Financials charges	CDI + 1.15% p.a.
Principal amount	R$ 100
Bonds, 6th Issuance, Series 2
Bonds and financing
First payment after	60 months
Financials charges	CDI + 1.70% p.a.
Principal amount	R$ 200
Bonds, 7th Issuance
Bonds and financing
First payment after	36 months
Financials charges	CDI + 1.15% p.a.
Principal amount	R$ 378
Bonds, 5th Issuance, Series 2
Bonds and financing
First payment after	60 months
Financials charges	CDI + 1.00% p.a.
Principal amount	R$ 100
Vasta Platform (Successor) | Bonds with Related Parties
Bonds and financing
Number of series of debt instument | item		6
Vasta Platform (Successor) | Bonds, 5th Issuance, Series 1
Bonds and financing
First payment after		60 months
Financials charges		CDI + 1,15% p.a.
Principal amount		R$ 100
Vasta Platform (Successor) | Bonds, 6th Issuance, Series 1
Bonds and financing
First payment after		36 months
Financials charges		CDI + 0,90% p.a.
Principal amount		R$ 300
Vasta Platform (Successor) | Bonds, 6th Issuance, Series 2
Bonds and financing
First payment after		60 months
Financials charges		CDI + 1,70% p.a.
Principal amount		R$ 200
Vasta Platform (Successor) | Bonds, 7th Issuance
Bonds and financing
First payment after		36 months
Financials charges		CDI + 1,15% p.a.
Principal amount		R$ 800
Vasta Platform (Successor) | Bonds, 8th Issuance
Bonds and financing
First payment after		36 months
Financials charges		CDI + 1,00% p.a.
Principal amount		R$ 100
Vasta Platform (Successor) | Bonds, 5th Issuance, Series 2
Bonds and financing
First payment after		60 months
Financials charges		CDI + 1,00% p.a.
Principal amount		R$ 100